Cover	Feb. 03, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 03, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-36530
Entity Registrant Name	Touchpoint Group Holdings Inc.
Entity Central Index Key	0000225211
Entity Tax Identification Number	46-3561419
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4300 Biscayne Blvd
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33137
City Area Code	(305
Local Phone Number	420-6640
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	TGHI
Security Exchange Name	NONE
Entity Emerging Growth Company	false